OTHER INCOME AND OTHER EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
OTHER INCOME AND OTHER EXPENSES

6. OTHER INCOME AND OTHER EXPENSES

Other income was as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Interest income	$369,956	$52,917	$680,446	$93,373
Income in connection to the LR Agreements (defined below)	9,844,894	—	9,844,894	—
Other	622,879	—	622,919	6,137
Total	$10,837,729	$52,917	$11,148,259	$99,510

Other expenses were as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Transaction-related costs in connection with the Business Combination	$6,804	$53,342	$6,179,179	$55,074
Fees in connection to the LR Agreements (defined below)	1,148,922	—	1,148,922	—
Loss on disposition of property and equipment	—	883	—	83,348
Other	16,716	—	16,716	—
Total	$1,172,442	$54,225	$7,344,817	$138,422

Transaction-related costs in connection with the Business Combination primarily consisted of professional service fees including legal and accounting services pertinent to the Business Combination. See Note 3 for more details relating to transaction-related costs.

On June 5, 2024, and June 6, 2024, the Company, certain Investors (the “Investors”) and certain Shareholders (the “Shareholders” and together with the Investors, the “Released Parties”) entered into a non-affiliate lock-up release agreement (as amended, each an “LR Agreement” and collectively, the “LR Agreements”), pursuant to which the Company and each Released Party agreed to waive certain lock-up restrictions provided for in (i) the letter agreement dated March 29, 2021 by and among TWOA and other relevant parties thereto and by a joinder agreement, the Investors or (ii) the letter agreement dated March 29, 2021 by and among TWOA and other relevant parties thereto and the Shareholders, as amended on August 15, 2023 and March 27, 2024, as applicable (the “Lock-up Release”, and the shares released pursuant to such Lock-up Release, the “Released Shares”). In exchange, each Released Party agreed to pay a cash fee to the Company equal to a certain percentage of the sale price received for each Released Share sold by such Released Party until September 27, 2025.

As of June 30, 2024, the total number of Released Shares was 911,885, of which 651,586 shares were sold by the Released Parties. For the three months and six months ended June 30, 2024, the Company recorded receipt of $9,844,894 in cash related to the sale of the Released Shares with an offsetting amount recorded in other income in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss). In connection with the sale of the Released Shares, the Company incurred transaction costs of $1,148,922 for the three months and six months ended June 30, 2024, which were recorded in other expenses in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss).

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
OTHER INCOME AND OTHER EXPENSES

6. OTHER INCOME AND OTHER EXPENSES

Other income for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021

Interest income	$300,189	$94,130	$87,923
Other	7,633	5,997	63,468
Total	$307,822	$100,127	$151,391

Other expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021

Transaction-related costs	$6,150,988	$306,059	$1,367,647
Loss on disposition of fixed assets	83,389	30,270	—
Legal provision	(101,741)	274,844	—
Total	$6,132,636	$611,173	$1,367,647